Significant Accounting Policies - Schedule of Intangible Assets are Amortized Using the Straight-Line (Details)	Dec. 31, 2024
Software [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years
Patent [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	10 years
Minimum [Member] | Brand name [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years
Minimum [Member] | Customer relationship [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	3 years
Maximum [Member] | Brand name [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	10 years
Maximum [Member] | Customer relationship [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line [Line Items]
Finite Lived Intangible Asset Estimated Useful Life	5 years